Employee Benefits - Summary of Amount Recognized in Other Comprehensive Income for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Remeasurements
Total recognized in other comprehensive income	₨ (46,751.0)	$ (717.3)	₨ 78,045.0	₨ (49,062.3)
Jaguar Land Rover Pension plan [member]
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(17,990.4)	(276.0)	(6,662.4)	(3,560.2)
Actuarial (gains)/losses arising from changes in financial assumptions	(30,177.8)	(463.0)	204,693.3	(56,145.3)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(8,487.5)	(130.2)	(18,672.2)	6,252.6
Return on plan assets, (excluding amount included in net Interest expense)	9,974.6	153.0	(100,724.9)	5,079.0
Change in onerous obligation, excluding amounts included in interest expenses			(175.3)	98.6
Total recognized in other comprehensive income	(46,681.1)	(716.2)	78,458.5	(48,275.3)
Total recognized in income statement and statement of other comprehensive income	₨ (61,567.3)	$ (944.6)	₨ 98,095.1	₨ (22,410.7)